Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Inventory [Line Items]
Raw materials	$ 30,078	187,392	194,028
Work-in-progress	4,302	26,800	45,363
Finished goods	100,245	624,535	444,658
Inventories - net	$ 134,625	838,727	684,049